Trade and Other Receivables - Schedule of the Information About the Group’s Trade Receivables (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Information About the Group’s Trade Receivables [Line Items]
Trade receivables	$ 55	$ 57
Expected credit losses	(15)	(14)	$ (13)
Trade receivables, net	$ 40	$ 43
Current [Member]
Schedule of the Information About the Group’s Trade Receivables [Line Items]
Expected loss rate, %	3.00%	3.00%
Trade receivables	$ 35	$ 35
Expected credit losses	(1)	(1)
Trade receivables, net	$ 34	$ 34
Days past due 30 days [Member]
Schedule of the Information About the Group’s Trade Receivables [Line Items]
Expected loss rate, %	0.00%	17.00%
Trade receivables	$ 4	$ 6
Expected credit losses		(1)
Trade receivables, net	$ 4	$ 5
Days past due Between 31 and 120 days [Member]
Schedule of the Information About the Group’s Trade Receivables [Line Items]
Expected loss rate, %	33.00%	0.00%
Trade receivables	$ 3	$ 4
Expected credit losses	(1)
Trade receivables, net	$ 2	$ 4
Days past due > 120 days [Member]
Schedule of the Information About the Group’s Trade Receivables [Line Items]
Expected loss rate, %	100.00%	100.00%
Trade receivables	$ 13	$ 12
Expected credit losses	(13)	(12)
Trade receivables, net